Real estate property under development and held for sale (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Real Estate Properties [Line Items]
Under development	$ 2,653,184,817	$ 2,371,357,809
Profit recognized	133,877,491	264,182,323
Less: progress billings	(689,938,917)	(920,965,080)
Total real estate property under development	2,097,123,391	1,714,575,052
Real estate property held for sale	0	1,185,217
Total real estate property under development and held for sale	2,097,123,391	1,728,069,268
Aggregate net book value of land use right pledged as collateral for bank loans	1,251,969,869	923,762,759
Real estate properties under development pledged as collateral for certain bank loans	123,721,158	35,766,700
Use Rights [Member]
Real Estate Properties [Line Items]
Land use rights included in the real estate property under development	1,471,194,308	1,274,725,570
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	20,337,052	95,433,442
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	39,660,835	57,957,843
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	14,675,246	122,025,858
Suzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	20,619,841	73,916,667
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	152,645,819	258,585,693
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	215,279,281	267,625,395
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	246,645,854	233,846,400
Xingyang Splendid I [Member]
Real Estate Properties [Line Items]
Under development	19,367,384	44,991,390
Xingyang Splendid II [Member]
Real Estate Properties [Line Items]
Under development	39,362,435	35,341,974
Xingyang Splendid III [Member]
Real Estate Properties [Line Items]
Under development	23,875,478	22,910,650
Xingyang Splendid IV [Member]
Real Estate Properties [Line Items]
Under development	6,729,070	6,441,922
Zhengzhou Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	11,137,512	66,471,564
Zhengzhou Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	62,974,390	41,827,678
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	255,181,557	262,820,980
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Under development	99,849,090	85,135,798
Shanghai Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	209,096,608	192,275,658
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	166,928,715	151,442,473
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	238,331,596	222,716,181
Jinan Xin Central [Member]
Real Estate Properties [Line Items]
Under development	370,468,824	0
Zhengzhou Jiaotong College [Member]
Real Estate Properties [Line Items]
Under development	57,508,937	0
Zhengzhou Xin Central [Member]
Real Estate Properties [Line Items]
Under development	144,220,413	0
Tianjin Project [Member]
Real Estate Properties [Line Items]
Under development	56,012,131	0
Malaysia Project [Member]
Real Estate Properties [Line Items]
Under development	9,180,027	9,642,365
New York Oosten [Member]
Real Estate Properties [Line Items]
Under development	173,096,722	119,947,878
Northern Nevada Land Portfolio [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	0	588,000
Lennox Project [Member]
Real Estate Properties [Line Items]
Real estate property held for sale	$ 0	$ 597,217